REVENUE AND OTHER OPERATING INCOME - Schedule of Contract Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	$ 113,224	$ 140,826
Voyages in progress
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	46,994	60,620
Trade accounts receivable
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	48,136	67,397
Related party receivables
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	14,591	9,913
Other current assets
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	$ 3,503	$ 2,896